Investment in Affiliate (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investment in Affiliate [Abstract]
Balance beginning of period	$ 11,309,375	$ 19,987,743
Equity in net income of affiliate	471,079	1,652,339	1,986,590
Equity in other comprehensive income of affiliate	16,139	77,165	(107,083)
Dividends received		(1,787,500)
Dilution effect	(221,679)	(390,821)
Impairment in investment in affiliate	(8,618,664)	(8,229,551)
Balance end of period	$ 2,956,250	$ 11,309,375	$ 19,987,743